Scout SM
Regional
Fund


A no-load mutual fund
that seeks long-term
growth of both capital
and income by investing
in smaller regional
companies.


Quarterly Report
March 31, 1998



TO THE SHAREHOLDERS

During the three months ended March 31, 1998, Scout Regional Fund rose to $12.68 per share from $11.89 per share, providing investors with a total return of 6.6%. For the year ended March 31, 1998, the Fund earned a total return (including capital gain and dividend distributions) of 30.4%.

After a lackluster January, the bull market got back on track in February and March, pushing the overall stock market to historically unprecedented heights. And while smaller capitalization stocks participated in this rise, they were relatively less exuberant than their large-cap counterparts. Your Fund's first-quarter return lagged the overall market because we deemed it prudent to maintain 18% of the Fund's assets in opportunity reserves to provide buying liquidity if a market retracement occurs. In addition, our individual stock positions have emphasized those neglected, undervalued equities that are trading at price to cash flow ratios below 10 versus the overall market level of 14.

While stocks in general and large-cap stocks in particular have risen because of investor enthusiasm, the smaller cap sectors are still trading at price to earnings ratios that prevailed in 1983. Small-cap stocks thus have risen in concert with their underlying earnings, but have yet to become as fully priced as the wider market. We believe this relationship is beginning to change as U.S. companies spent $10 billion more on cash acquisitions in the first quarter of this year than in first-quarter 1997. The relative valuations of small-cap to large-cap stocks make takeover activity attractive as long as interest rates do not rise substantially.

The Fund is just beginning to benefit from this takeover activity. Acquisition activity in the first quarter produced significant gains in Fund holdings of A.P. Green, 360 Communications, Mapco, First Alert and Safety Kleen. Earnings growth of companies in your Fund now exceeds that of the overall economy, as these companies are not as dramatically affected by Asian financial problems or currency exchange rates.

The longer term returns that investors in the Fund have earned have been generally favorable versus the comparison index and other managers, as the chart in this report shows.

We continue to believe there is substantial value in the stocks of smaller companies ($1 billion in market cap or less) headquartered in the eight state midwestern region of Missouri, Kansas, Iowa, Arkansas, Oklahoma, Illinois, Colorado and Nebraska. Our concentration is on these stocks, which we believe are not widely followed or fully appreciated by most on Wall Street.

We appreciate you as a valued shareholder of Scout Regional Fund and continually welcome your questions or comments.

Chart - Hypothetical Growth of $10,000

Chart - Comparative Rates of Return

                             1 1/4 Years  2 1/4 Years  4 1/4 Years   Obj.Chg.
Scout Regional Fund            24.3%        18.9%         14.6%      11.7%
Scout Regional Fund Equities   30.2%        23.8%         18.1%      16.6%
Lipper Small Co. Fund Index*   20.6%        17.9%         16.3%      16.5%
Russell 2000*                  26.9%        22.2%         17.4%      18.0%

  Scout Regional Fund's average annual compound returns for 1-, 5- and 10-year periods ended March 31, 1998, are 30.4%, 13.4% and 8.8%, respectively.
  Performance data contained in this report are for past periods only. Past performance is not predictive of future performance. Investment return and share value will flucuate, and redemption value may be more or less than the original cost. *Unmanaged index of stocks, bonds, or mutual funds (there are no direct investments or fees in these indicies).

Chart - Fund Diversification

  Cash Equivalents      18.21%
  Consumer Staples      17.16%
  Transportation &
   Services              0.97%
  Basic Materials       10.49%
  Energy                 6.06%
  Financial              1.59%
  Capital Goods         12.37%
  Utilities             13.65%
  Technology             2.14%
  Consumer Cyclical     17.36%

Chart - Top 10 Equity Holdings
                                            Market      Percent
                                        Value (000's)   of Total
  Safety-Kleen Corp.                    $   1,192       2.27%
  Aliant Communicaitons, Inc.               1,088       2.07%
  NPC International, Inc. Cl. B.              994       1.89%
  CPI Corp.                                   962       1.83%
  Williams Companies, Inc.                    959       1.83%
  Instituform Technologies Inc, Cl. A.        951       1.81%
  Kellwood Co.                                926       1.76%
  Angelica Corp.                              923       1.75%
  Harmon Industries, Inc.                     917       1.75%
  Bandag, Inc.                                884       1.68%
  Top 10 Equity Holdings Total:         $   9,796      18.65%

  NOTE: All market values based on 3/31/98 statement of assets.


Sincerely,
/s/Dave B. Anderson
Dave B. Anderson
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal invested.



FINANCIAL STATEMENTS
Statement of Net Assets
March 31, 1998 (unaudited)

                                                                Market
        Shares  Company                                         Value

COMMON STOCKS - 81.79%
Basic Materials - 10.49%
        17,000  ACX Technologies                         $      406,937
        50,000  Amax Gold, Inc.                                 153,125
	25,000	Cyprus Amax Minerals Co.  			415,625
         2,500  Deltic Timber Corp.                             74,844
        15,000  Falcon Products, Inc.                           196,875
        40,000  Huntco, Inc. Cl. A                              575,000
        20,000  Laclede Steel Co.                               103,750
	60,000	Lawter International, Inc.  			667,500
	20,000	Mallinckrodt Group, Inc.  			790,000
        18,500  Republic Group, Inc.                            376,938
        42,000  Safety-Kleen Corp.                            1,191,750
        15,000  Sigma-Aldrich Corp.                             558,750
                                                              5,511,094
Capital Goods - 12.37%
        15,000  Atchison Casting Co.                            234,375
        15,000  Baldor Electric                                 404,062
        48,400  BHA Group, Inc.                                 865,150
        28,000  Federal Signal Corp.                            637,000
	45,000	Harmon Industries, Inc.  			916,875
        85,000  Instituform Technologies Inc., Cl. A            950,938
        75,000  Isco, Inc.                                      656,250
        50,000  Layne Christensen Co.                           756,250
        68,333  MYR Group, Inc.                                 773,017
         5,000  Paul Mueller Co.                                195,000
        10,000  Trion, Inc.                                      60,000
         2,000  Valmont Industries Inc.                          48,500
                                                              6,497,417
Consumer Cyclical - 17.36%
        70,000  B.I., Inc.                                      735,000
        15,000  Bandag, Inc.                                    884,063
        10,000  Belden, Inc.                                    418,750

Consumer Cyclical (Continued)
        10,000  Block (H & R), Inc.                             475,625
        15,000  Brown Group, Inc.                               215,625
	24,000	Caseys General Stores, Inc.  			384,000
        25,000  Clarcor, Inc.                                   831,250
         6,000  Dillards, Inc.                                  221,625
	15,000	Donnelley (R.R.) & Sons  			615,937
	37,925	Flexsteel Industries, Inc.  			526,209
        30,000  Kellwood Co.                                    926,250
        30,000  Lawson Products                                 802,500
        10,000  Lee Enterprises, Inc.                           335,625
        10,000  Maytag Corp.                                    478,125
        35,000  O'Sullivan Industries Holdings, Inc.            446,250
         8,000  Pharmerica, Inc.                                119,000
        18,000  Rival Co.                                       310,500
        60,000  Stimsonite Corp.                                393,750
                                                              9,120,084
Consumer Staples - 17.16%
	20,000	Alberto-Culver Co. Cl. A  			538,750
        40,000  Angelica Corp.                                  922,500
	35,000	Beverly Enterprises, Inc.  			465,938
        21,000  Brunswick Corp.                                 732,375
        38,000  CPI Corp.                                       961,875
         3,500  Celestial Seasonings, Inc.                      143,500
        25,000  I B P, Inc.                                     560,937
        14,000  Medpartners, Inc.                               143,500
	25,000	Midwest Grain Products, Inc.  			337,500
        75,000  NPC International, Inc., Cl. B                  993,750
        85,000  Sanfilippo (John B & Son), Inc.                 648,125
        22,000  Sealright Co.                                   302,500
        35,000  Stuart Entertainment, Inc.                       65,625
	85,000	TCBY Enterprises, Inc.  			850,000
	41,300	VICORP Restaurants, Inc.  			758,888
	50,000	Winnebago Industries, Inc.  			590,625
                                                              9,016,388
Energy - 6.06%
        10,000  Helmerich & Payne, Inc.                         312,500
        10,000  Kerr-McGee Corp.                                695,625
        18,000  Maverick Tube Corp.                             318,375
        11,000  Murphy Oil Corp.                                551,375
        72,000  Southwestern Energy Co.                         765,000
         5,000   St. Mary Land & Exploration Co.                191,094
        10,000  Ultramar Diamond Sharmock Corp.                 352,500
                                                              3,186,469
Financial - 1.59%
        15,000  Brenton Banks                                   318,750
         1,500  Commerce Bancshares, Inc.                        71,625
           700  Kansas City Life Insurance Co.                   60,550
         7,500  Old Republic International Corp.                332,344
         1,000  Reinsurance Group of America, Inc.               50,000
                                                                833,269
Technology - 2.14%
         7,000  DII Group, Inc.                                 150,500
        35,000  Exabyte Corp.                                   301,875
        40,000  Fansteel, Inc.                                  302,500
         8,000  Molex, Inc.                                     220,000
         4,717  360 Communication, Co.                          147,406
                                                              1,122,281
Transportation & Service - 0.97%
        20,000   Werner Enterprises, Inc.                        510,000


Utilities - 13.65%
        32,000  Aliant Communications, Inc.                   1,088,000
        12,000  Ameren Corp.                                    505,500
         8,000   Calenergy, Inc.                                226,000
	40,000	Empire District Electric Co.  			865,000
         7,500   IES Industries, Inc.                           278,906
         8,000   Interstate Power Co.                           286,500
	10,000	Kansas City Power & Light Co.  			315,000
        30,000  Laclede Gas Co.                                 751,875
	35,000	St. Joseph Light & Power Co.  			625,625
	16,000	Utilicorp United, Inc.  			631,000
	15,000	Western Resources, Inc.  			641,250
	29,970	Williams Companies, Inc.  			959,040
                                                              7,173,696
TOTAL COMMON STOCKS - 81.79%                                 42,970,698

        Face                                                    Market
        Amount  Description                                     Value

Short-Term Corporate Notes - 13.48%
$      500,000  Abbott Laboratories,
                5.47%, due April 22, 1998                       498,329
       500,000  American Greetings Corp.,
                5.54%, due April 3, 1998                        499,769
       500,000  Archer-Daniels-Midland Co.,
                5.47%, due April 1, 1998                        499,924
       500,000  Campbell Soup Co.,
                5.48%, due May 22, 1998                         496,042
       500,000  Chevron USA Inc.,
                5.49%, due April 7, 1998                        499,466
       500,000  Deere & Co.,
                5.53%, due April 8, 1998                        499,386
       500,000  Disney Walt Co.,
                5.46%, due April 13, 1998                       499,014
       500,000  Disney Walt Co.,
                5.46%, due April 15, 1998                       498,863
       500,000  Eastman Kodak Co.,
                5.50%, due April 23, 1998                       498,243
       500,000  Gannett, Inc.,
                5.44%, due April 9, 1998                        499,320
       500,000  International Business Machines,
                5.43%, due April 21, 1998                       498,416
       500,000  Monsanto Co.,
                5.50%, due May 8, 1998                          497,097
       600,000  Proctor & Gamble Co.,
                5.50%, due April 1, 1998                        599,908
       500,000  Progress Capital Co.,
                5.53%, due April 6, 1998                        499,539
TOTAL SHORT-TERM CORPORATE NOTES - 13.48%                     7,083,316

GOVERNMENT SPONSORED ENTERPRISES - 2.83%
     1,000,000  Federal National Mortgage Association,
                5.43%, due April 29, 1998                       995,626
       500,000  Federal National Mortgage Association,
                5.40%, due June 12, 1998                        494,525
TOTAL GOVERNMENT SPONSORED ENTERPRISES - 2.83%                1,490,151

REPURCHASE AGREEMENT - 0.42%
       220,000  Northern Trust Co.,
                5.88%, due April 1, 1998
                (Collateralized by U.S. Treasury Notes,
                6.25%, due April 30, 2001)                      220,000

TOTAL INVESTMENTS - 98.52%                               $   51,764,165

Other assets less liabilities - 1.48%                           775,239

TOTAL NET ASSETS - 100.00%
                (equivalent to $12.68 per share;
                10,000,000 shares of $1.00 par value
                capital shares authorized;
                4,143,134 shares outstanding)            $   52,539,404


This report has been prepared for the information of the Shareholders of Scout Regional Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BASIS OF DETERMINING MARKET VALUE. Each investment is valued at the latest sales price on March 31, 1998, as reported by the principal exchange on which the issue is listed. If no sale is reported, or if unlisted, the average of the latest bid and asked price is used.



Board of Directors
and Officers

Board of Directors
  Larry D. Armel
  William E. Hoffman, D.D.S.
  Eric T. Jager
  Stephen F. Rose
  Stuart Wien

Officers
  Larry D. Armel, President
  P. Bradley Adams, Vice President & Treasurer
  Michael A. Brummel, Vice President
  Martin A. Cramer, Vice President & Secretary
  John G. Dyer, Vice President
  Constance E. Martin, Vice President

Investment Counsel
  UMB Bank, n.a., Kansas City, Missouri

Auditors
  Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
  Stradley, Ronon, Stevens & Young,
  Philadelphia, Pennsylvania
  John G. Dyer, Kansas City, Missouri

Custodian
  UMB Bank, n.a., Kansas City, Missouri

Jones & Babson Mutual Funds
P.O. Box 410498
Kansas City, MO 64141-0498
TOLL-FREE (800) 996-2862
www.umb.com


JB23A                                   5/98